American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
July 31, 2019

AC Alternatives Income - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 17.4%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	1,573	569,693
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., Class B	15,028	1,795,395
Automobiles — 0.2%
General Motors Co.	13,394	540,314
Biotechnology — 0.6%
Amgen, Inc.	8,842	1,649,740
Chemicals — 0.3%
Eastman Chemical Co.	6,710	505,598
Olin Corp.	25,311	507,992
		1,013,590
Containers and Packaging — 0.7%
Packaging Corp. of America	5,338	538,978
Sonoco Products Co.	25,154	1,509,995
		2,048,973
Distributors — 0.5%
Genuine Parts Co.	15,657	1,520,608
Electric Utilities — 0.2%
Alliant Energy Corp.	11,175	553,610
Equity Real Estate Investment Trusts (REITs) — 4.6%
AIMS APAC REIT	255,288	274,634
Automotive Properties Real Estate Investment Trust	54,012	432,980
Befimmo SA	6,086	344,063
Brixmor Property Group, Inc.	27,313	518,401
Centuria Industrial REIT	186,242	404,694
Colony Capital, Inc.	82,788	467,752
CT Real Estate Investment Trust	28,296	312,375
Dream Global Real Estate Investment Trust	32,189	343,645
Dream Industrial Real Estate Investment Trust	44,884	412,519
Fortune Real Estate Investment Trust	300,000	392,745
Frasers Logistics & Industrial Trust	337,039	293,853
HCP, Inc.	16,339	521,704
Healthcare Trust of America, Inc., Class A	14,300	385,099
Highwoods Properties, Inc.	7,800	353,574
ICADE	3,894	337,853
Invesco Office J-Reit, Inc.	2,526	448,595
Invincible Investment Corp.	480	275,435
Keppel DC REIT	379,300	471,174
Kimco Realty Corp.	9,696	186,260
Kiwi Property Group Ltd.	354,885	377,329
Klepierre SA	12,728	391,561
MGM Growth Properties LLC, Class A	16,400	489,704
New South Resources Ltd.(1)	398,640	446,143

Northview Apartment Real Estate Investment Trust	23,192	477,968
NSI NV	7,863	335,456
Park Hotels & Resorts, Inc.	10,446	275,879
QTS Realty Trust, Inc., Class A	9,208	426,146
Spirit Realty Capital, Inc.	1,400	61,768
STAG Industrial, Inc.	14,958	444,552
Star Asia Investment Corp.	410	441,813
Sunlight Real Estate Investment Trust	510,500	373,631
Ventas, Inc.	4,100	275,889
VEREIT, Inc.	42,802	390,354
VICI Properties, Inc.	23,954	511,178
Viva Energy REIT	225,034	408,854
Weingarten Realty Investors	10,300	287,473
		13,593,053
Food Products — 1.0%
Flowers Foods, Inc.	72,901	1,727,754
Hershey Co. (The)	4,264	647,019
J.M. Smucker Co. (The)	4,360	484,788
		2,859,561
Gas Utilities — 0.3%
National Fuel Gas Co.	8,938	426,700
New Jersey Resources Corp.	10,528	525,031
		951,731
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	28,526	1,347,283
Household Durables — 0.3%
Garmin Ltd.	6,160	484,114
Whirlpool Corp.	3,818	555,443
		1,039,557
IT Services — 1.1%
International Business Machines Corp.	11,279	1,671,999
Western Union Co. (The)	82,005	1,722,105
		3,394,104
Machinery — 0.7%
Cummins, Inc.	3,172	520,208
PACCAR, Inc.	22,201	1,557,178
		2,077,386
Media — 0.5%
Interpublic Group of Cos., Inc. (The)	68,506	1,570,157
Pacifico, Inc.	883	4,636
		1,574,793
Metals and Mining — 0.5%
Southern Copper Corp.	41,902	1,499,673

Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Granite Point Mortgage Trust, Inc.	31,604	603,636
MFA Financial, Inc.	59,938	430,355
Starwood Property Trust, Inc.	28,737	667,561

TPG RE Finance Trust, Inc.	30,801	608,320
		2,309,872
Multi-Utilities — 1.8%
Consolidated Edison, Inc.	18,348	1,558,846
Dominion Energy, Inc.	20,374	1,513,585
DTE Energy Co.	12,564	1,597,010
Public Service Enterprise Group, Inc.	11,873	678,542
		5,347,983
Oil, Gas and Consumable Fuels — 0.2%
Marathon Petroleum Corp.	8,588	484,277
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	11,349	504,009
Johnson & Johnson	8,737	1,137,732
		1,641,741
Professional Services — 0.5%
Nielsen Holdings plc	62,408	1,445,369
Real Estate Management and Development — 0.2%
Carmila SA	22,028	365,476
Cibus Nordic Real Estate AB	12,826	176,992
		542,468
Specialty Retail — 0.2%
Penske Automotive Group, Inc.	11,673	536,608
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc.	16,321	504,809
Trading Companies and Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	6,282	446,336
TOTAL COMMON STOCKS (Cost $48,986,523)		51,288,527
ASSET-BACKED SECURITIES — 14.8%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	80,697
Avant Loans Funding Trust, Series 2017-A, Class C, 6.05%, 5/15/24(2)	391,660	392,070
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(2)	500,000	504,030
Avant Loans Funding Trust, Series 2018-B, Class A SEQ, 3.42%, 1/18/22(2)	424,513	425,693
Avant Loans Funding Trust, Series 2019-A, Class B, 3.80%, 12/15/22(2)	1,000,000	1,011,689
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 2.59%, (1-month LIBOR plus 0.32%), 1/25/47	32,884	32,933
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(2)	573,625	576,550
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(2)	168,667	168,781
Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	1,038,822
CFG Investments Ltd., Series 2019-1, Class A SEQ, 5.56%, 8/15/29(2)	636,364	635,230
CFG Investments Ltd., Series 2019-1, Class B, 7.62%, 8/15/29(2)	1,000,000	999,454
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(2)	223,345	224,086
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(2)	678,694	677,224
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(2)	294,469	294,187
Coinstar Funding LLC Series, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(2)	488,750	499,499
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(2)	140,090	140,552
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(2)	426,027	428,773
Conn's Receivables Funding LLC, Series 2019-A, Class A SEQ, 3.40%, 10/16/23(2)	738,456	741,726
CPS Auto Receivables Trust, Series 2015-C, Class C SEQ, 3.42%, 8/16/21(2)	60,908	60,941
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(2)	207,000	209,014

CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(2)	750,000	764,427
Credit Suisse ABS Trust, Series 2018-LD1, Class A SEQ, 3.42%, 7/25/24(2)	160,263	160,543
Credit Suisse ABS Trust, Series 2018-LD1, Class B, 4.28%, 7/25/24(2)	750,000	753,775
Credit Suisse ABS Trust, Series 2018-LD1, Class C, 5.17%, 7/25/24(2)	600,000	610,414
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(2)	474,375	473,468
Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	1,000,000	1,008,328
DT Auto Owner Trust, Series 2016-1A, Class D, 4.66%, 12/15/22(2)	649,562	653,659
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(2)	337,346	340,101
DT Auto Owner Trust, Series 2017-2A, Class D, 3.89%, 1/15/23(2)	800,000	804,866
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10%, 12/15/20(2)	44,014	44,035
Exeter Automobile Receivables Trust, Series 2015-1A, Class D, 5.83%, 12/15/21(2)	1,000,000	1,003,115
Exeter Automobile Receivables Trust, Series 2015-3A, Class D, 6.55%, 10/17/22(2)	600,000	615,757
Exeter Automobile Receivables Trust, Series 2016-2A, Class D, 8.25%, 4/17/23(2)	1,000,000	1,062,807
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(2)	350,000	366,502
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(2)	375,322	377,940
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(2)	131,250	130,832
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(2)	697,500	692,695
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(2)	521,598	551,848
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(2)	342,601	353,209
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, VRN, 2.88%, (1-month LIBOR plus 0.50%), 5/10/32(2)	969,716	970,912
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(2)	370,000	378,805
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(2)	1,475,000	1,522,251
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.78%, (1-month LIBOR plus 1.45%), 6/17/37(2)	1,000,000	998,445
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.46%, (1-month LIBOR plus 1.15%), 7/17/37(2)	185,000	185,006
Invitation Homes Trust, Series 2018-SFR3, Class C, VRN, 3.61%, (1-month LIBOR plus 1.30%), 7/17/37(2)	370,000	370,019
Kabbage Funding LLC, Series 2019-1, Class C, 4.61%, 3/15/24(2)	635,571	642,358
Mariner Finance Issuance Trust, Series 2017-BA, Class A SEQ, 2.92%, 12/20/29(2)	700,000	700,047
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(2)	1,000,000	1,009,310
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(2)	1,000,000	1,000,485
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(2)	500,000	504,565
Marlette Funding Trust, Series 2018-2A, Class C, 4.37%, 7/17/28(2)	850,000	866,014
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	708,258	705,491
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(2)	794,427	801,000
NP Ferrum LLC, 3.59%, 2/19/45	1,225,000	1,230,902
Ocwen Master Advance Receivables Trust, Series 2018-T2, Class DT2, 4.53%, 8/15/50(2)	1,000,000	1,011,786
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 3/18/26(2)	981,000	987,244
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.94%, 3/20/28(2)	548,080	550,456
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(2)	475,000	488,210
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(2)	2,500,000	2,516,793
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B, 3.02%, 6/20/32(2)	584,386	582,570
Sofi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, 4/26/27(2)	650,000	663,596
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(2)	359,792	360,911
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(2)	160,000	159,686
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(2)	824,643	828,347
United Auto Credit Securitization Trust, Series 2018-2, Class D, 4.26%, 5/10/23(2)	1,000,000	1,014,077
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(2)	1,478,750	1,513,244
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(2)	969,997	995,667
TOTAL ASSET-BACKED SECURITIES (Cost $43,105,364)		43,468,469

COLLATERALIZED LOAN OBLIGATIONS — 13.6%
ALM XVIII Ltd., Series 2016-18A, Class CR, VRN, 5.30%, (3-month LIBOR plus 3.00%), 1/15/28(2)	1,000,000	977,775
AMMC CLO XII Ltd., Series 2013-12A, Class ER, VRN, 8.73%, (3-month LIBOR plus 6.18%), 11/10/30(2)	1,000,000	925,017
Ares XLI CLO Ltd., Series 2016-41A, Class D, VRN, 6.50%, (3-month LIBOR plus 4.20%), 1/15/29(2)	2,500,000	2,505,726
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 4.95%, (3-month LIBOR plus 2.65%), 10/15/30(2)	750,000	718,689
Atrium XII, Series 2012-A, Class DR, VRN, 5.08%, (3-month LIBOR plus 2.80%), 4/22/27(2)	2,000,000	1,964,982
Ballyrock CLO Ltd., Series 2018-1A, Class C, VRN, 5.43%, (3-month LIBOR plus 3.15%), 4/20/31(2)	800,000	767,205
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, VRN, 3.08%, (3-month LIBOR plus 0.78%), 7/18/27(2)	500,000	498,395
BlueMountain CLO Ltd., Series 2015-4A, Class FR, VRN, 10.28%, (3-month LIBOR plus 8.00%), 4/20/30(2)	750,000	697,686
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class D, VRN, 5.18%, (3-month LIBOR plus 2.90%), 10/20/31(2)	500,000	481,219
Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 3.70%, (3-month LIBOR plus 1.18%), 11/23/25(2)	281,422	281,907
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 4.90%, (3-month LIBOR plus 2.60%), 4/17/31(2)	1,000,000	943,564
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 8.97%, (3-month LIBOR plus 6.65%), 7/16/30(2)	1,000,000	967,816
CIFC Funding Ltd., Series 2016-1A, Class D, VRN, 6.28%, (3-month LIBOR plus 4.00%), 10/21/28(2)	1,000,000	1,003,008
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 6.42%, (3-month LIBOR plus 3.90%), 9/21/29(2)	1,000,000	994,442
Harbourview CLO VII Ltd., Series 2007-RA, Class D, VRN, 5.66%, (3-month LIBOR plus 3.36%), 7/18/31(2)	2,000,000	1,959,989
Highbridge Loan Management Ltd., Series 2011-A17, Class D, VRN, 4.83%, (3-month LIBOR plus 3.60%), 5/6/30	1,750,000	1,740,415
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, VRN, 4.95%, (3-month LIBOR plus 2.65%), 7/15/26(2)	1,000,000	994,156
Jamestown CLO XI Ltd., Series 2018-11A, Class C, VRN, 5.55%, (3-month LIBOR plus 3.25%), 7/14/31(2)	1,000,000	976,226
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 4.90%, (3-month LIBOR plus 2.60%), 1/17/28(2)	1,000,000	976,712
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, VRN, 7.70%, (3-month LIBOR plus 5.44%), 1/27/26(2)	1,750,000	1,751,952
Midocean Credit CLO VII, Series 2017-7A, Class D, VRN, 6.18%, (3-month LIBOR plus 3.88%), 7/15/29(2)	1,000,000	1,001,509
Mountain View CLO Ltd., Series 2015-9A, Class CR, VRN, 5.42%, (3-month LIBOR plus 3.12%), 7/15/31(2)	1,000,000	963,852
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 5.67%, (3-month LIBOR plus 3.15%), 11/15/30(2)	1,000,000	971,664
OCP CLO Ltd., Series 2015-8A, Class CR, VRN, 5.10%, (3-month LIBOR plus 2.80%), 4/17/27(2)	1,250,000	1,238,527
OCP CLO Ltd., Series 2016-12A, Class CR, VRN, 5.30%, (3-month LIBOR plus 3.00%), 10/18/28(2)	1,000,000	982,069
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VRN, 3.60%, (3-month LIBOR plus 1.32%), 3/17/30(2)	750,000	751,624
OHA Credit Partners IX Ltd., Series 2013-9A, Class E, VRN, 5.23%, (3-month LIBOR plus 5.00%), 10/20/25	1,250,000	1,249,287
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 8.98%, (3-month LIBOR plus 6.70%), 7/20/27(2)	500,000	440,114
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 5.31%, (3-month LIBOR plus 3.04%), 4/26/28(2)	1,000,000	982,009
TICP CLO Ltd., Series 2018-IIA, Class C, VRN, 5.30%, (3-month LIBOR plus 2.95%), 4/20/28	1,000,000	971,824
TICP CLO VI 2016-2 Ltd., Series 2016-6A, Class DR, VRN, 5.60%, (3-month LIBOR plus 3.30%), 1/15/29(2)	1,000,000	996,104
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 5.08%, (3-month LIBOR plus 2.80%), 4/20/31(2)	1,000,000	958,196
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 4.81%, (3-month LIBOR plus 2.51%), 1/15/28(2)	1,000,000	972,190
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 5.40%, (3-month LIBOR plus 3.10%), 10/15/29(2)	1,000,000	979,589
Venture XXIV CLO Ltd., Series 2016-24A, Class E, VRN, 9.00%, (3-month LIBOR plus 6.72%), 10/20/28(2)	1,000,000	995,666
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 8.30%, (3-month LIBOR plus 6.00%), 4/18/31(2)	500,000	470,953
WhiteHorse VII Ltd., Series 2013-1A, Class B1L, VRN, 6.22%, (3-month LIBOR plus 3.70%), 11/24/25(2)	1,500,000	1,501,590
York Clo-3 Ltd., Series 2016-1A, Class ER, VRN, 8.68%, (3-month LIBOR plus 6.40%), 10/20/29(2)	1,375,000	1,343,427
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $40,452,182)		39,897,075
BANK LOAN OBLIGATIONS(3) — 12.5%
Airlines — 0.2%
LifeMiles Ltd., Term Loan B, 7.73%, (1-month LIBOR plus 5.50%), 8/18/22	665,306	644,516
Auto Components — 0.3%
Adient US LLC, Term Loan B, 6.46%, (3-month LIBOR plus 4.25%), 5/6/24	125,000	120,508
Adient US LLC, Term Loan B, 6.46%, (3-month LIBOR plus 4.25%), 5/6/24	375,000	361,524

Truck Hero, Inc., 1st Lien Term Loan, 5.98%, (1-month LIBOR plus 3.75%), 4/21/24		497,462	465,998
			948,030
Automobiles — 0.3%
Thor Industries, Inc., EUR Term Loan B, 2/1/26(4)	EUR	500,000	544,968
Thor Industries, Inc., EUR Term Loan B, 4.00%, (1-month Euribor plus 4.00%), 2/1/26	EUR	187,227	204,065
Thor Industries, Inc., USD Term Loan B, 6.00%, (1-month LIBOR plus 3.75%), 2/1/26		$188,034	186,154
			935,187
Beverages — 0.3%
Sunshine Investments B.V., USD Term Loan B3, 5.77%, (3-month LIBOR plus 3.25%), 3/28/25		1,000,000	1,001,880
Building Products — 0.2%
84 Lumber Company, 2017 Term Loan B, 7.52%, (1-month LIBOR plus 5.25%), 10/25/23		474,892	476,673
Chemicals — 0.6%
Hexion Inc, USD Exit Term Loan, 6/25/26(4)		700,000	700,000
Perstorp Holding AB, EUR Term Loan B, 4.75%, (3-month Euribor plus 4.75%), 3/31/26	EUR	1,000,000	1,092,471
			1,792,471
Commercial Services and Supplies — 0.9%
Areas Worldwide SA, EUR Term Loan B, 7/2/26(4)	EUR	1,000,000	1,107,277
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.48%, (1-month LIBOR plus 3.25%), 10/3/23		$75,206	75,661
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.48%, (1-month LIBOR plus 3.25%), 10/3/23		46,327	46,607
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.48%, (1-month LIBOR plus 3.25%), 10/3/23		11,306	11,374
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.48%, (1-month LIBOR plus 3.25%), 10/3/23		5,733	5,767
Constellis Holdings, LLC, 2017 1st Lien Term Loan, 7.26%, (3-month LIBOR plus 5.00%), 4/21/24		795,929	614,855
Constellis Holdings, LLC, 2017 1st Lien Term Loan, 7.26%, (2-month LIBOR plus 5.00%), 4/21/24		2,036	1,573
Spin Holdco Inc., 2017 Term Loan B, 11/14/22(4)		500,000	494,563
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 7.33%, (1-month LIBOR plus 5.00%), 3/9/23		63,921	58,671
TNS, Inc., 2013 Term Loan B, 6.26%, (3-month LIBOR plus 4.00%), 8/14/22		247,212	241,959
			2,658,307
Communications Equipment — 0.5%
Coral-US Co-Borrower, LLC, Term Loan B4, 5.48%, (1-month LIBOR plus 3.25%), 1/30/26		874,667	880,846
Digicel International Finance Limited, 2017 Term Loan B, 5.78%, (3-month LIBOR plus 3.25%), 5/28/24		696,457	599,823
			1,480,669
Diversified Consumer Services — 0.3%
KUEHG Corp., 2018 Incremental Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 2/21/25		554,000	555,039
KUEHG Corp., 2018 Incremental Term Loan, 6.08%, (3-month LIBOR plus 3.75%), 2/21/25		192,857	193,219
			748,258
Diversified Financial Services — 0.6%
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 6.33%, (3-month LIBOR plus 4.00%), 5/23/25		304,916	304,725
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 6.23%, (1-month LIBOR plus 4.00%), 5/23/25		443,195	442,918
Jefferies Finance LLC, 2019 Term Loan, 6.00%, (1-month LIBOR plus 3.75%), 6/3/26		1,000,000	1,000,160
			1,747,803
Diversified Telecommunication Services — 1.9%
Frontier Communications Corp., 2017 Term Loan B1, 5.99%, (1-month LIBOR plus 3.75%), 6/15/24		476,629	471,913
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 5.99%, (1-month LIBOR plus 3.75%), 11/27/23		1,099,619	1,104,331
Masmovil Holdphone SA, EUR Term Loan B1, 5/7/26(4)	EUR	1,000,000	1,112,037
Sprint Communications, Inc., 2018 Term Loan B, 5.25%, (1-month LIBOR plus 3.00%), 2/2/24		$995,000	995,776
Windstream Services, LLC, Repriced Term Loan B6, 10.25%, (3-month Prime plus 5.00%), 3/29/21		1,323,523	1,361,276
Windstream Services, LLC, Term Loan B7, 9.50%, (3-month Prime plus 4.25%), 2/17/24		552,254	559,616
			5,604,949

Electric Utilities — 0.1%
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, (6-month Euribor plus 3.50%), 1/9/25	EUR	163,587	179,960
Energy Equipment and Services — 0.4%
EMG Utica, LLC, Term Loan, 6.08%, (1-month LIBOR plus 3.75%), 3/27/20		$496,124	495,816
McDermott Technology Americas Inc, 2018 1st Lien Term Loan, 5/9/25(4)		700,000	670,600
			1,166,416
Entertainment — 0.3%
DHX Media Ltd., Term Loan B, 5.98%, (1-month LIBOR plus 3.75%), 12/29/23		778,827	757,896
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 7.23%, (1-month LIBOR plus 5.00%), 10/24/22		216,998	211,535
Food and Staples Retailing†
Moran Foods LLC, Term Loan, 8.33%, (3-month LIBOR plus 6.00%), 12/5/23		129,282	68,649
Health Care Equipment and Supplies — 0.3%
Lifescan Global Corporation, 2018 1st Lien Term Loan, 8.66%, (3-month LIBOR plus 6.00%), 10/1/24		982,188	938,397
Health Care Providers and Services — 0.9%
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 5.98%, (1-month LIBOR plus 3.75%), 10/10/25		248,750	214,456
Kindred Healthcare LLC, 2018 1st Lien Term Loan, 7.25%, (1-month LIBOR plus 5.00%), 6/19/25		704,412	697,368
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.08%, (3-month LIBOR plus 2.75%), 6/7/23		1,000,000	973,000
Tivity Health Inc, Term Loan A, 6.48%, (1-month LIBOR plus 4.25%), 3/5/24		850,000	848,228
			2,733,052
Household Products — 0.2%
Serta Simmons Bedding, LLC, 1st Lien Term Loan, 5.88%, (1-month LIBOR plus 3.50%), 11/8/23		777,035	535,182
Serta Simmons Bedding, LLC, 1st Lien Term Loan, 5.81%, (1-month LIBOR plus 3.50%), 11/8/23		220,408	151,806
			686,988
Internet and Direct Marketing Retail — 0.3%
Lands' End, Inc., Term Loan B, 5.49%, (1-month LIBOR plus 3.25%), 4/4/21		893,792	875,917
IT Services — 0.3%
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 5.23%, (1-month LIBOR plus 3.00%), 6/15/25		994,975	994,457
Media — 0.6%
Checkout Holding Corp., First Out Term Loan, 9.81%, (1-month LIBOR plus 7.50%), 2/15/23		44,536	37,782
Checkout Holding Corp., Last Out Term Loan, (1-month LIBOR plus 1.00% Cash and 9.50% PIK), 8/15/23		56,262	26,724
Cumulus Media New Holdings Inc., Exit Term Loan, 6.74%, (1-month LIBOR plus 4.50%), 5/15/22		455,876	459,769
Getty Images, Inc., 2019 EUR Term Loan B, 5.00%, (1-month Euribor plus 5.00%), 2/19/26	EUR	1,000,000	1,109,076
			1,633,351
Oil, Gas and Consumable Fuels — 0.4%
California Resources Corporation, 2017 1st Lien Term Loan, 6.99%, (1-month LIBOR plus 4.75%), 12/31/22		$750,000	717,188
Murray Energy Corporation, 2018 Term Loan B2, 9.77%, (3-month LIBOR plus 7.25%), 10/17/22		868,059	556,860
			1,274,048
Pharmaceuticals — 0.2%
Alvogen Pharma US, Inc., 2018 Term Loan B, 6.98%, (1-month LIBOR plus 4.75%), 4/2/22		487,179	445,467
Professional Services — 0.4%
Dun & Bradstreet Corporation (The), Term Loan, 7.24%, (1-month LIBOR plus 5.00%), 2/6/26		1,000,000	1,007,815
Road and Rail — 0.2%
YRC Worldwide, Inc., 2017 Term Loan, 10.76%, (3-month LIBOR plus 8.50%), 7/24/22		494,846	489,967
Software — 0.6%
MH Sub I, LLC, 2017 1st Lien Term Loan, 5.98%, (1-month LIBOR plus 3.75%), 9/13/24		757,008	754,169
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 7.48%, (1-month LIBOR plus 5.25%), 6/30/22		491,348	492,576
Weld North Education, LLC, Term Loan B, 6.58%, (3-month LIBOR plus 4.25%), 2/7/25		635,387	636,975
			1,883,720

Specialty Retail — 0.4%
General Nutrition Centers, Inc., 2018 Term Loan B, 10.99%, (1-month LIBOR plus 8.75%), 3/4/21		865,362	829,883
PetSmart, Inc., Consenting Term Loan, 3/11/22(4)		418,858	411,934
			1,241,817
Technology Hardware, Storage and Peripherals — 0.1%
4L Technologies Inc., 1st Lien Term Loan, 6.73%, (1-month LIBOR plus 4.50%), 5/8/20		649,376	390,324
Textiles, Apparel and Luxury Goods — 0.3%
Strategic Partners Acquisition Corp., 2016 Term Loan, 5.98%, (1-month LIBOR plus 3.75%), 6/30/23		861,997	863,074
Transportation Infrastructure — 0.3%
Daseke, Inc., 2017 Term Loan B, 7.23%, (1-month LIBOR plus 5.00%), 2/27/24		496,222	496,532
Savage Enterprises LLC, 2018 1st Lien Term Loan B, 6.88%, (1-month LIBOR plus 4.50%), 8/1/25		309,228	310,678
			807,210
TOTAL BANK LOAN OBLIGATIONS (Cost $37,429,494)			36,688,803
CORPORATE BONDS — 11.8%
Airlines — 0.6%
Azul Investments LLP, 5.875%, 10/26/24		750,000	761,257
Latam Finance Ltd., 7.00%, 3/1/26(2)		500,000	530,625
Virgin Australia Holdings Ltd., 7.875%, 10/15/21(2)		500,000	515,625
			1,807,507
Auto Components — 0.6%
Adient US LLC, 7.00%, 5/15/26(2)(8)		250,000	253,750
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(2)(8)		1,000,000	912,500
Tenneco, Inc., 4.875%, 4/15/22	EUR	500,000	540,440
			1,706,690
Chemicals — 0.6%
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(2)(8)		$700,000	665,000
Olin Corp., 5.125%, 9/15/27		500,000	504,375
Tronox, Inc., 6.50%, 4/15/26(2)		700,000	672,945
			1,842,320
Commercial Services and Supplies — 0.7%
Cimpress NV, 7.00%, 6/15/26(2)(8)		500,000	503,750
LSC Communications, Inc., 8.75%, 10/15/23(2)(8)		2,000,000	1,535,000
			2,038,750
Diversified Financial Services — 1.1%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(2)		300,000	315,000
FS Energy & Power Fund, 7.50%, 8/15/23(2)		600,000	613,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(2)(8)		1,250,000	1,240,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(2)(8)		1,000,000	1,020,750
			3,189,875
Diversified Telecommunication Services — 0.8%
Frontier Communications Corp., 8.00%, 4/1/27(2)(8)		1,500,000	1,568,925
Oi SA, 10.00% Cash or 8.00% Cash plus 4.00% PIK, 7/27/25 (Acquired 7/31/19, Cost $708,393)(2)(5)(6)		700,000	708,393
			2,277,318
Entertainment — 0.4%
iHeartCommunications, Inc., 8.375%, 5/1/27(8)		1,000,000	1,057,500
Equity Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The), 5.875%, 1/15/22(8)		790,000	757,413

Food and Staples Retailing — 0.1%
Casino Guichard Perrachon SA, MTN, 3.58%, 2/7/25(8)	EUR	500,000	452,085

Food Products — 0.3%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(2)(8)	$1,000,000	982,500
Gas Utilities — 0.7%
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	1,000,000	996,250
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(2)(8)	1,000,000	1,061,250
		2,057,500
Household Durables — 0.2%
FXI Holdings, Inc., 7.875%, 11/1/24(2)	700,000	631,750
IT Services — 0.2%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(2)	500,000	518,125
Machinery — 0.1%
Wabash National Corp., 5.50%, 10/1/25(2)(8)	469,000	458,448
Media — 0.7%
Altice Luxembourg SA, 10.50%, 5/15/27(2)(8)	700,000	742,875
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(2)	500,000	511,875
Urban One, Inc., 7.375%, 4/15/22(2)	750,000	753,750
		2,008,500
Metals and Mining — 0.4%
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)(8)	750,000	724,327
Petra Diamonds US Treasury plc, 7.25%, 5/1/22	600,000	564,000
		1,288,327
Oil, Gas and Consumable Fuels — 1.1%
Chesapeake Energy Corp., 7.00%, 10/1/24	500,000	408,125
eG Global Finance plc, 6.75%, 2/7/25(2)	750,000	755,625
Petroleos Mexicanos, 6.50%, 1/23/29	1,000,000	981,000
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(2)(8)	1,000,000	994,950
		3,139,700
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20(2)(8)	500,000	466,250

Real Estate Management and Development — 0.7%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(2)	400,000	401,008
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(2)(8)	1,100,000	935,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(2)	833,000	724,710
		2,060,718
Road and Rail — 0.4%
XPO CNW, Inc., 6.70%, 5/1/34(8)	1,107,000	1,087,628
Software — 0.3%
Granite Merger Sub 2, Inc., 11.00%, 7/15/27(2)	1,000,000	1,006,250
Specialty Retail — 0.3%
Guitar Center, Inc., 9.50%, 10/15/21(2)	800,000	765,000
Thrifts and Mortgage Finance — 0.5%
Freedom Mortgage Corp., 10.75%, 4/1/24(2)(8)	1,000,000	937,500
Freedom Mortgage Corp., 8.125%, 11/15/24(2)	600,000	525,000
		1,462,500
Transportation Infrastructure — 0.2%
Algeco Global Finance plc, 8.00%, 2/15/23(2)	600,000	618,000

Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(2)(8)	1,000,000	945,000
TOTAL CORPORATE BONDS (Cost $34,833,340)		34,625,654
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 5.15%, (1-month LIBOR plus 2.83%), 9/15/34(2)	1,000,000	1,010,270
Ashford Hospitality Trust, Series 2018-ASHF, Class E, VRN, 5.43%, (1-month LIBOR plus 3.10%), 4/15/35(2)	1,000,000	1,011,437
BBCMS Trust, Series 2018-CBM, Class D, VRN, 4.72%, (1-month LIBOR plus 2.39%), 7/15/37(2)	1,000,000	1,002,601
BHMS, Series 2018-ATLS, Class C, VRN, 4.23%, (1-month LIBOR plus 1.90%), 7/15/35(2)	1,000,000	1,004,254
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, VRN, 4.48%, (1-month LIBOR plus 2.15%), 4/15/34(2)	2,490,000	2,508,905
BX Trust, Series 2017-SLCT, Class E, VRN, 5.48%, (1-month LIBOR plus 3.15%), 7/15/34(2)	1,700,000	1,711,543
BX Trust, Series 2017-SLCT, Class F, VRN, 6.58%, (1-month LIBOR plus 4.25%), 7/15/34(2)	850,000	854,250
BX Trust, Series 2018-BILT, Class E, VRN, 4.75%, (1-month LIBOR plus 2.42%), 5/15/30(2)	1,000,000	1,009,224
BX Trust, Series 2018-GW, Class F, VRN, 4.75%, (1-month LIBOR plus 2.42%), 5/15/35(2)	1,000,000	1,010,134
BXP Trust, Series 2017-CQHP, Class E, VRN, 5.33%, (1-month LIBOR plus 3.00%), 11/15/34(2)	1,000,000	1,002,157
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, VRN, 4.35%, 10/15/34(2)	1,000,000	1,029,678
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, VRN, 3.40%, (1-month LIBOR plus 1.07%), 12/15/37(2)	900,000	904,491
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 6.07%, (1-month LIBOR plus 3.74%), 11/15/36(2)	1,000,000	1,006,559
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.46%, 12/10/30(2)	1,422,000	1,433,337
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 4.125%, (1-month LIBOR plus 1.80%), 7/15/32(2)	1,000,000	1,004,403
Hilton Orlando Trust, Series 2018-ORL, Class E, VRN, 4.98%, (1-month LIBOR plus 2.65%), 12/15/34(2)	1,000,000	1,008,838
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, VRN, 5.33%, (1-month LIBOR plus 3.00%), 6/15/35(2)	1,472,327	1,490,058
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 4.04%, (1-month LIBOR plus 1.71%), 6/15/35(2)	1,000,000	1,005,407
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.76%, 1/5/31(2)	1,000,000	1,022,067
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 8.18%, (1-month LIBOR plus 5.85%), 9/15/28(2)	1,279,834	1,295,248
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 4.91%, 4/15/47(2)	1,250,000	1,311,498
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, VRN, 5.375%, (1-month LIBOR plus 3.05%), 11/15/34(2)	2,500,000	2,517,089
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 4.83%, (1-month LIBOR plus 2.50%), 8/15/33(2)	1,000,000	1,001,687
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(2)	1,575,000	1,505,996
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $29,345,080)		29,661,131
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.67%, (1-month LIBOR plus 0.40%), 11/25/34	931,732	847,751
COLT Mortgage Loan Trust, Series 2019-2, Class A2 SEQ, VRN, 3.44%, 5/25/49(2)	634,329	643,240
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(2)	285,653	300,395
Sequoia Mortgage Trust, Series 2019-CH1, Class A19, VRN, 4.50%, 3/25/49(2)	647,777	662,124
		2,453,510
U.S. Government Agency Collateralized Mortgage Obligations — 2.4%
FHLMC, Series 2015-DN1, Class M3, VRN, 6.42%, (1-month LIBOR plus 4.15%), 1/25/25	1,331,643	1,392,831
FNMA, Series 2016-C05, Class 2M2, VRN, 6.72%, (1-month LIBOR plus 4.45%), 1/25/29	1,458,100	1,552,955
FNMA, Series 2016-C06, Class 1M2, VRN, 6.52%, (1-month LIBOR plus 4.25%), 4/25/29	1,000,000	1,086,428
FNMA, Series 2017-C06, Class 1M2, VRN, 4.92%, (1-month LIBOR plus 2.65%), 2/25/30	1,000,000	1,029,790
FNMA, Series 2018-C03, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.15%), 10/25/30	1,000,000	1,008,577
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,688,483	101,523
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 10/16/49	3,969,185	106,278

GNMA, Series 2014-126, IO, SEQ, VRN, 0.73%, 2/16/55	4,211,910	200,769
GNMA, Series 2014-126, IO, SEQ, VRN, 0.94%, 2/16/55	5,183,890	289,871
GNMA, Series 2015-85, IO, VRN, 0.56%, 7/16/57	5,913,460	239,827
		7,008,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,950,998)		9,462,359
EXCHANGE-TRADED FUNDS — 3.0%
SPDR Bloomberg Barclays Convertible Securities ETF	92,180	4,943,614
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	116,312	4,024,395
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,512,315)		8,968,009
PREFERRED STOCKS — 2.4%
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Homes 4 Rent, 6.25%	5,043	138,128
American Homes 4 Rent, 5.875%	3,050	82,411
American Homes 4 Rent, 5.875%	9,600	259,680
American Homes 4 Rent, 6.50%	10,109	278,503
Cedar Realty Trust, Inc., 6.50%	4,725	106,360
Colony Capital, Inc., 7.125%	8,746	204,219
Digital Realty Trust, Inc., 6.35%	11,691	303,966
Digital Realty Trust, Inc., 5.25%	12,552	324,093
Kimco Realty Corp., 5.625%	6,719	172,544
Kimco Realty Corp., 5.50%	9,532	244,305
Monmouth Real Estate Investment Corp., 6.125%	17,099	425,765
Pebblebrook Hotel Trust, 6.375%	10,404	282,469
Pebblebrook Hotel Trust, 6.30%	25,493	644,208
PS Business Parks, Inc., 5.20%	12,363	315,133
PS Business Parks, Inc., 5.25%	12,144	313,072
Public Storage, 4.90%	16,673	420,493
Public Storage, 5.125%	8,362	217,746
QTS Realty Trust, Inc., 7.125%	14,590	384,592
Rexford Industrial Realty, Inc., 5.875%	7,700	199,469
Rexford Industrial Realty, Inc., 5.875%	11,901	307,046
Summit Hotel Properties, Inc., 6.25%	10,665	277,823
VEREIT, Inc., 6.70%	10,758	275,620
Vornado Realty Trust, 5.40%	12,921	325,997
		6,503,642
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Invesco Mortgage Capital, Inc., 7.50%	6,700	173,396
MFA Financial, Inc., 7.50%	12,905	325,464
		498,860
TOTAL PREFERRED STOCKS (Cost $6,620,216)		7,002,502
EXCHANGE-TRADED NOTES — 1.7%
ETRACS Alerian MLP Infrastructure Index ETN	139,642	3,056,763
JPMorgan Alerian MLP Index ETN	82,669	2,064,245
TOTAL EXCHANGE-TRADED NOTES (Cost $5,187,543)		5,121,008

CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $97,825)(6)(7) (Cost $97,825)	114,377	36,029
TEMPORARY CASH INVESTMENTS — 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $34,724,759)	34,724,759	34,724,759
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 102.3% (Cost $299,245,639)		300,944,325
CORPORATE BONDS SOLD SHORT — (1.6)%
Energy Equipment and Services — (0.3)%
Precision Drilling Corp., 144A, 7.125%, 1/15/26	(1,000,000)	(955,000)
Food Products — (0.3)%
Kraft Heinz Foods Co., 4.625%, 1/30/29	(800,000)	(863,490)
Media — (0.4)%
Meredith Corp., 6.875%, 2/1/26	(1,000,000)	(1,062,500)
Oil, Gas and Consumable Fuels — (0.3)%
Continental Resources, Inc., 4.375%, 1/15/28	(1,000,000)	(1,035,915)
Specialty Retail — (0.3)%
United Rentals North America, Inc., 6.50%, 12/15/26	(700,000)	(759,290)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $4,634,305)		(4,676,195)
EXCHANGE-TRADED FUNDS SOLD SHORT — (0.7)%
iShares 7-10 Year Treasury Bond ETF (Proceeds $2,000,695)	(18,350)	(2,016,115)
COMMON STOCKS SOLD SHORT — (0.1)%
Software — (0.1)%
SVMK, Inc.	(17,000)	(288,490)
Specialty Retail†
Carvana Co.	(3,500)	(222,460)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $504,297)		(510,950)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,139,297)		(7,203,260)
OTHER ASSETS AND LIABILITIES — 0.1%		429,822
TOTAL NET ASSETS — 100.0%		$294,170,887

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,639,362	EUR	5,895,000	State Street Bank and Trust	9/24/19	$85,580

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	6	December 2019	USD	1,500,000	$1,467,825	$(8,175)
Euro-Bund 10-Year Bonds	49	September 2019	EUR	4,900,000	9,496,326	(230,651)
Russell 2000 E-Mini Index	73	September 2019	USD	3,650	5,754,955	(141,989)
S&P 500 E-Mini Utilities Select Sector Index	103	September 2019	USD	10,300	6,181,030	63,649
U.S. Treasury 2-Year Notes	28	September 2019	USD	5,600,000	6,003,375	(6,615)
					$28,903,511	$(323,781)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date		Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit iTraxx Europe Crossover Index Series 31	Buy	(5.00)%	6/20/24	EUR	4,000,000	$(500,077)	$(21,330)	$(521,407)
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23		$16,800,000	(681,947)	(806,054)	(1,488,001)
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24		$3,960,000	(286,020)	(35,557)	(321,577)
						$(1,468,044)	$(862,941)	$(2,330,985)

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $133,794,807, which represented 45.5% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(3)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(4)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(5)	The security's rate was paid in cash at the last payment date.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $744,422, which represented 0.3% of total net assets.

(7)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(8)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, securities sold short and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,294,196.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	42,748,739	8,539,788	—
Asset-Backed Securities	—	43,468,469	—
Collateralized Loan Obligations	—	39,897,075	—
Bank Loan Obligations	—	36,688,803	—
Corporate Bonds	—	34,625,654	—
Commercial Mortgage-Backed Securities	—	29,661,131	—
Collateralized Mortgage Obligations	—	9,462,359	—
Exchange-Traded Funds	8,968,009	—	—
Preferred Stocks	6,803,033	199,469	—
Exchange-Traded Notes	5,121,008	—	—
Convertible Bonds	—	36,029	—
Temporary Cash Investments	34,724,759	—	—
	98,365,548	202,578,777	—
Other Financial Instruments
Futures Contracts	63,649	—	—
Forward Foreign Currency Exchange Contracts	—	85,580	—
	63,649	85,580	—
Liabilities
Securities Sold Short
Corporate Bonds	—	4,676,195	—
Exchange-Traded Funds	2,016,115	—	—
Common Stocks	510,950	—	—
	2,527,065	4,676,195	—
Other Financial Instruments
Futures Contracts	156,779	230,651	—
Swap Agreements	—	2,330,985	—
	156,779	2,561,636	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2019

Global Real Estate - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 4.5%
Charter Hall Group	129,607	1,000,471
Goodman Group	155,740	1,573,428
NEXTDC Ltd.(1)	77,307	363,030
		2,936,929
Belgium — 1.0%
Shurgard Self Storage SA	8,872	307,568
VGP NV	3,926	329,836
		637,404
Canada — 2.3%
Allied Properties Real Estate Investment Trust	14,579	540,499
Canadian Apartment Properties REIT	15,821	583,907
Northview Apartment Real Estate Investment Trust	18,830	388,071
		1,512,477
China — 5.2%
China Overseas Land & Investment Ltd.	86,000	294,362
CIFI Holdings Group Co. Ltd.	606,000	384,553
GDS Holdings Ltd. ADR(1)	23,024	948,128
Longfor Group Holdings Ltd.	241,000	886,110
Shimao Property Holdings Ltd.	175,500	484,551
Times China Holdings Ltd.	240,000	417,867
		3,415,571
France — 1.0%
Gecina SA	4,137	629,026
Germany — 4.8%
Aroundtown SA	68,312	546,468
LEG Immobilien AG	8,607	997,608
Vonovia SE	32,487	1,590,055
		3,134,131
Hong Kong — 5.6%
Hang Lung Properties Ltd.	188,000	442,794
Link REIT	149,000	1,737,518
New World Development Co. Ltd.	451,000	631,293
Sun Hung Kai Properties Ltd.	53,000	851,774
		3,663,379
India — 0.2%
Embassy Office Parks REIT(1)	28,000	152,241
Indonesia — 0.2%
Pakuwon Jati Tbk PT	2,860,700	149,508
Japan — 10.2%
Advance Residence Investment Corp.	207	641,548
GLP J-Reit	422	470,935
Invesco Office J-Reit, Inc.	5,764	1,023,634
Invincible Investment Corp.	378	216,905

Japan Hotel REIT Investment Corp.	413	343,916
Mitsubishi Estate Co. Ltd.	78,000	1,426,858
Mitsui Fudosan Co. Ltd.	34,500	780,715
Orix JREIT, Inc.	910	1,767,363
		6,671,874
Mexico — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	304,225	458,312
Netherlands — 2.2%
InterXion Holding NV(1)	18,805	1,416,016
Philippines — 1.2%
Ayala Land, Inc.	792,500	775,637
Singapore — 2.7%
CapitaLand Commercial Trust	305,100	456,916
CapitaLand Ltd.	293,200	769,544
Mapletree Commercial Trust	341,400	514,214
		1,740,674
Spain — 0.6%
Inmobiliaria Colonial Socimi SA	36,520	408,717
Sweden — 1.1%
Fabege AB	46,946	723,915
United Kingdom — 4.7%
Safestore Holdings plc	84,890	643,785
Segro plc	196,833	1,825,746
UNITE Group plc (The)	48,386	606,106
		3,075,637
United States — 50.8%
Acadia Realty Trust	15,962	448,053
Agree Realty Corp.	13,430	897,796
Alexandria Real Estate Equities, Inc.	13,930	2,038,795
Americold Realty Trust	61,495	2,061,927
Boston Properties, Inc.	4,130	549,084
Camden Property Trust	19,754	2,048,687
CareTrust REIT, Inc.	16,763	389,405
Cousins Properties, Inc.	5,894	207,351
CyrusOne, Inc.	6,294	361,276
Equinix, Inc.	3,455	1,734,756
Equity Residential	23,181	1,828,749
Essential Properties Realty Trust, Inc.	20,086	424,216
Extra Space Storage, Inc.	3,761	422,699
Gaming and Leisure Properties, Inc.	33,437	1,260,909
HCP, Inc.	51,614	1,648,035
Hudson Pacific Properties, Inc.	24,548	866,544
Invitation Homes, Inc.	60,128	1,651,716
Kilroy Realty Corp.	12,130	963,850
Prologis, Inc.	37,651	3,035,047
Regency Centers Corp.	3,071	204,836
Rexford Industrial Realty, Inc.	36,181	1,497,893
Ryman Hospitality Properties, Inc.	7,855	589,125
SBA Communications Corp.(1)	3,016	740,157

Spirit Realty Capital, Inc.	12,494	551,235
STORE Capital Corp.	31,818	1,088,494
Sun Communities, Inc.	16,087	2,136,514
UDR, Inc.	29,604	1,363,560
VICI Properties, Inc.	30,286	646,303
Welltower, Inc.	18,404	1,529,740
		33,186,752
TOTAL COMMON STOCKS (Cost $54,209,915)		64,688,200
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $414,721), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $406,518)		406,492
State Street Institutional U.S. Government Money Market Fund, Premier Class	68,076	68,076
TOTAL TEMPORARY CASH INVESTMENTS (Cost $474,568)		474,568
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $54,684,483)		65,162,768
OTHER ASSETS AND LIABILITIES — 0.3%		201,663
TOTAL NET ASSETS — 100.0%		$65,364,431

SECTOR ALLOCATION
(as a % of net assets)
Diversified	29.2%
Residential	22.1%
Industrial	17.2%
Office	13.0%
Retail	8.2%
Health Care	5.4%
Self Storage	2.2%
Lodging/Resorts	1.7%
Cash and Equivalents*	1.0%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	2,936,929	—
Belgium	—	637,404	—
Canada	—	1,512,477	—
China	948,128	2,467,443	—
France	—	629,026	—
Germany	—	3,134,131	—
Hong Kong	—	3,663,379	—
India	—	152,241	—
Indonesia	—	149,508	—
Japan	—	6,671,874	—
Mexico	—	458,312	—
Philippines	—	775,637	—
Singapore	—	1,740,674	—
Spain	—	408,717	—
Sweden	—	723,915	—
United Kingdom	—	3,075,637	—
Other Countries	34,602,768	—	—
Temporary Cash Investments	68,076	406,492	—
	35,618,972	29,543,796	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2019

NT Global Real Estate - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Australia — 4.5%
Charter Hall Group	714,825	5,517,925
Goodman Group	862,362	8,712,369
NEXTDC Ltd.(1)	426,373	2,002,229
		16,232,523
Belgium — 1.0%
Shurgard Self Storage SA	49,579	1,718,768
VGP NV	21,940	1,843,249
		3,562,017
Canada — 2.3%
Allied Properties Real Estate Investment Trust	80,408	2,981,030
Canadian Apartment Properties REIT	87,258	3,220,440
Northview Apartment Real Estate Investment Trust	103,854	2,140,346
		8,341,816
China — 5.3%
China Overseas Land & Investment Ltd.	492,000	1,684,023
CIFI Holdings Group Co. Ltd.	3,386,000	2,148,673
GDS Holdings Ltd. ADR(1)	126,985	5,229,242
Longfor Group Holdings Ltd.	1,346,500	4,950,819
Shimao Property Holdings Ltd.	980,500	2,707,135
Times China Holdings Ltd.	1,322,000	2,301,751
		19,021,643
France — 0.9%
Gecina SA	22,817	3,469,297
Germany — 4.8%
Aroundtown SA	377,826	3,022,456
LEG Immobilien AG	47,470	5,502,083
Vonovia SE	179,176	8,769,652
		17,294,191
Hong Kong — 5.6%
Hang Lung Properties Ltd.	1,051,000	2,475,408
Link REIT	822,000	9,585,501
New World Development Co. Ltd.	2,495,000	3,492,408
Sun Hung Kai Properties Ltd.	293,500	4,716,897
		20,270,214
India — 0.2%
Embassy Office Parks REIT(1)	154,800	841,677
Indonesia — 0.2%
Pakuwon Jati Tbk PT	16,211,200	847,240
Japan — 10.2%
Advance Residence Investment Corp.(1)	1,142	3,539,359
GLP J-Reit	2,320	2,589,026
Invesco Office J-Reit, Inc.	31,766	5,641,354
Invincible Investment Corp.(1)	2,102	1,206,174

Japan Hotel REIT Investment Corp.	2,278	1,896,952
Mitsubishi Estate Co. Ltd.	430,200	7,869,672
Mitsui Fudosan Co. Ltd.	190,300	4,306,377
Orix JREIT, Inc.	5,018	9,745,747
		36,794,661
Mexico — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	1,677,900	2,527,740
Netherlands — 2.2%
InterXion Holding NV(1)	103,716	7,809,815
Philippines — 1.2%
Ayala Land, Inc.	4,428,730	4,334,497
Singapore — 2.7%
CapitaLand Commercial Trust	1,685,000	2,523,447
CapitaLand Ltd.	1,638,500	4,300,469
Mapletree Commercial Trust	1,883,000	2,836,159
		9,660,075
Spain — 0.6%
Inmobiliaria Colonial Socimi SA	201,420	2,254,211
Sweden — 1.1%
Fabege AB	258,922	3,992,621
United Kingdom — 4.7%
Safestore Holdings plc	468,196	3,550,681
Segro plc	1,087,787	10,089,886
UNITE Group plc (The)	266,865	3,342,879
		16,983,446
United States — 50.7%
Acadia Realty Trust	88,257	2,477,374
Agree Realty Corp.	74,071	4,951,646
Alexandria Real Estate Equities, Inc.	76,828	11,244,546
Americold Realty Trust	339,165	11,372,202
Boston Properties, Inc.	22,836	3,036,046
Camden Property Trust	108,950	11,299,205
CareTrust REIT, Inc.	92,453	2,147,683
Cousins Properties, Inc.	32,423	1,140,641
CyrusOne, Inc.	35,194	2,020,136
Equinix, Inc.	19,055	9,567,516
Equity Residential	128,087	10,104,783
Essential Properties Realty Trust, Inc.	110,781	2,339,695
Extra Space Storage, Inc.	20,743	2,331,306
Gaming and Leisure Properties, Inc.	184,416	6,954,327
HCP, Inc.	284,668	9,089,449
Hudson Pacific Properties, Inc.	135,755	4,792,152
Invitation Homes, Inc.	331,625	9,109,739
Kilroy Realty Corp.	67,081	5,330,256
Prologis, Inc.	207,658	16,739,311
Regency Centers Corp.	16,980	1,132,566
Rexford Industrial Realty, Inc.	201,391	8,337,587
Ryman Hospitality Properties, Inc.	43,298	3,247,350
SBA Communications Corp.(1)	16,685	4,094,666

Spirit Realty Capital, Inc.	68,908	3,040,221
STORE Capital Corp.	175,487	6,003,410
Sun Communities, Inc.	88,904	11,807,340
UDR, Inc.	163,276	7,520,493
VICI Properties, Inc.	168,579	3,597,476
Welltower, Inc.	101,504	8,437,013
		183,266,135
TOTAL COMMON STOCKS (Cost $297,650,228)		357,503,819
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $2,321,102), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $2,275,190)		2,275,045
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $389,513), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $380,013)		380,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,005	1,005
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,656,050)		2,656,050
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $300,306,278)		360,159,869
OTHER ASSETS AND LIABILITIES — 0.3%		1,215,020
TOTAL NET ASSETS — 100.0%		$361,374,889

SECTOR ALLOCATION
(as a % of net assets)
Diversified	29.2%
Residential	22.2%
Industrial	17.2%
Office	12.9%
Retail	8.2%
Health Care	5.4%
Self Storage	2.1%
Lodging/Resorts	1.7%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	16,232,523	—
Belgium	—	3,562,017	—
Canada	—	8,341,816	—
China	5,229,242	13,792,401	—
France	—	3,469,297	—
Germany	—	17,294,191	—
Hong Kong	—	20,270,214	—
India	—	841,677	—
Indonesia	—	847,240	—
Japan	—	36,794,661	—
Mexico	—	2,527,740	—
Philippines	—	4,334,497	—
Singapore	—	9,660,075	—
Spain	—	2,254,211	—
Sweden	—	3,992,621	—
United Kingdom	—	16,983,446	—
Other Countries	191,075,950	—	—
Temporary Cash Investments	1,005	2,655,045	—
	196,306,197	163,853,672	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2019

Real Estate - Schedule of Investments
JULY 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Diversified — 16.0%
American Assets Trust, Inc.	169,832	7,880,205
CyrusOne, Inc.	142,332	8,169,857
Digital Realty Trust, Inc.	46,851	5,357,880
Equinix, Inc.	113,911	57,194,713
Gaming and Leisure Properties, Inc.	500,770	18,884,037
InterXion Holding NV(1)	211,798	15,948,389
JBG SMITH Properties	238,169	9,319,553
SBA Communications Corp.(1)	41,356	10,149,176
VICI Properties, Inc.	890,935	19,012,553
		151,916,363
Health Care — 11.1%
CareTrust REIT, Inc.	577,234	13,409,146
HCP, Inc.	1,326,686	42,361,084
Welltower, Inc.	596,755	49,602,275
		105,372,505
Industrial — 15.6%
Americold Realty Trust	1,015,293	34,042,775
Prologis, Inc.	871,405	70,243,957
Rexford Industrial Realty, Inc.	800,740	33,150,636
Terreno Realty Corp.	224,799	10,983,679
		148,421,047
Lodging/Resorts — 3.4%
Host Hotels & Resorts, Inc.	1,031,226	17,933,020
Ryman Hospitality Properties, Inc.	189,233	14,192,475
		32,125,495
Office — 12.2%
Alexandria Real Estate Equities, Inc.	255,085	37,334,241
Boston Properties, Inc.	195,959	26,052,749
Cousins Properties, Inc.	248,827	8,753,734
Hudson Pacific Properties, Inc.	575,254	20,306,466
Kilroy Realty Corp.	288,825	22,950,034
		115,397,224
Residential — 22.4%
Camden Property Trust	366,687	38,029,109
Equity Residential	735,433	58,018,309
Invitation Homes, Inc.	1,221,782	33,562,352
Sun Communities, Inc.	312,112	41,451,595
UDR, Inc.	896,039	41,271,556
		212,332,921
Retail — 14.4%
Acadia Realty Trust	466,330	13,089,883
Agree Realty Corp.	364,919	24,394,835
Brixmor Property Group, Inc.	709,371	13,463,862

Essential Properties Realty Trust, Inc.	742,876	15,689,541
Regency Centers Corp.	247,463	16,505,782
Simon Property Group, Inc.	57,485	9,324,067
Spirit Realty Capital, Inc.	477,378	21,061,917
STORE Capital Corp.	677,065	23,162,394
		136,692,281
Self Storage — 4.1%
Extra Space Storage, Inc.	348,267	39,141,728
TOTAL COMMON STOCKS (Cost $734,619,104)		941,399,564
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.00% - 3.00%, 8/31/19 - 2/15/48, valued at $9,400,552), in a joint trading account at 2.30%, dated 7/31/19, due 8/1/19 (Delivery value $9,214,611)		9,214,022
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 7/31/21, valued at $1,573,031), at 1.25%, dated 7/31/19, due 8/1/19 (Delivery value $1,539,053)		1,539,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,753,022)		10,753,022
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $745,372,126)		952,152,586
OTHER ASSETS AND LIABILITIES — (0.4)%		(3,340,712)
TOTAL NET ASSETS — 100.0%		$948,811,874

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	941,399,564	—	—
Temporary Cash Investments	—	10,753,022	—
	941,399,564	10,753,022	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.